Financing Income (Expenses), Net (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Apr. 30, 2020 ILS (₪) ₪ / shares shares	Apr. 30, 2020 ₪ / shares $ / shares	Jan. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 ILS (₪)
Financing Income (Expenses), Net (Details) [Line Items]
Aggregate amount			₪ 682
Annual interest term			45 years
Interest Expense, Other							₪ 28
Payment amount					₪ 2,475
Fair value of liability				₪ 67
Profit and loss				₪ 67
Investment amount					₪ 15,443	$ 4,314
Discount percentage					25.00%	25.00%
Revaluation income					₪ 3,240
Bridge Investment [Member]
Financing Income (Expenses), Net (Details) [Line Items]
Investment amount	₪ 15,392
Discount percentage	25.00%
Conversion of ordinary shares (in Shares) | shares	1,560,182
Par value per share (in New Shekels per share) | ₪ / shares	₪ 0.01	₪ 0.01
Conversion price per share (in Dollars per share) | $ / shares		₪ 2.7065
Bottom of range [member]
Financing Income (Expenses), Net (Details) [Line Items]
Interest rate percentage			4.67%
Top of range [member]
Financing Income (Expenses), Net (Details) [Line Items]
Interest rate percentage			6.00%